Offerings	May 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.071% Senior Notes due 2031
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,250,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,375
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-276600
filed on January 19, 2024.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $5.00 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Debt Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Equity Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	5,050,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-261845
Carry Forward Initial Effective Date	Jan. 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 351,480